United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	STIAX
B	SINBX
C	SINCX
F	STFSX
Institutional	STISX

Federated Strategic Income Fund
Fund Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	59.8%
Foreign Government Securities	18.6%
Mortgage-Backed Securities[3]	10.8%
Collateralized Mortgage Obligations	3.7%
Trade Finance Agreements	1.4%
Commercial Mortgage-Backed Security	0.4%
Asset-Backed Securities	0.1%
Floating Rate Loans[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.2%
Cash Equivalents[7]	4.9%
Other Assets and Liabilities—Net[8]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock, warrants, preferred stock and purchased put option.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—0.3%
		Basic Industry - Chemicals—0.1%
$1,250,000	[1,2]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	$1,640,496
		Basic Industry - Paper—0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
247,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	277,364
		TOTAL	277,364
		Financial Institutional - Banking—0.1%
1,003,961	[1,2,5]	Regional Diversified Fun, Series 144A, 9.250%, 3/15/2030	696,689
		Financial Institution - Finance Noncaptive—0.0%
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 6/01/2017	609,195
		Financial Institution - Insurance - Life—0.0%
500,000	[1]	Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	589,295
		Financial Institution - Insurance - P&C—0.1%
500,000	[1,2]	USF&G Cap, Series 144A, 8.312%, 7/01/2046	640,149
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,210,923)	4,453,188
		International Bonds—0.3%
		AUSTRALIAN DOLLAR—0.1%
		Sovereign—0.1%
2,000,000		Australia, Government of, Series 17, 5.500%, 3/01/2017	2,079,138
		NORWEGIAN KRONE—0.2%
		Banking—0.2%
14,750,000		KFW, Foreign Gov't. Guarantee, Series EMTN, 4.000%, 12/15/2014	2,596,296
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $4,739,990)	4,675,434
		FOREIGN GOVERNMENTS/AGENCIES—7.7%
		British Pound—0.9%
		Sovereign—0.9%
3,410,000		Deutsche Apotheker-und A, 4.75%, 3/07/2020	6,301,471
2,700,000		United Kingdom, Government of, 0.320%, 07/08/2013	4,100,902
2,200,000		United Kingdom, Government of, 0.340%, 07/22/2013	3,340,990
		TOTAL BRITISH POUND	13,743,363
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Canadian Dollar—0.2%
	Sovereign—0.2%
1,970,000	Canada, Government of, Bond, 4.000%, 06/01/2016	$2,052,942
800,000	Canada, Government of, 4.500%, 06/01/2015	823,219
400,000	Canada, Government of, 4.000%, 06/01/2017	423,701
	TOTAL CANADIAN DOLLAR	3,299,862
	DANISH KRONE—0.1%
	Sovereign—0.1%
13,030,000	Denmark, Government of, 4.000%, 11/15/2015	2,489,412
	Euro—3.1%
	Sovereign—3.1%
3,600,000	Bonos Y Oblig Del Estado, 3.250%, 4/30/2016	4,768,549
3,500,000	Bonos Y Oblig Del Estado, 3.300%, 07/30/2016	4,628,733
3,600,000	Bonos Y Oblig Del Estado, Bond, 3.150%, 01/31/2016	4,759,335
1,550,000	Bundesrepublic Deutschla, 2.250%, 9/04/2021	2,183,940
3,500,000	Buoni Poliennali Del Tes, 2.750%, 12/01/2015	4,636,375
3,400,000	Buoni Poliennali Del Tes, 3.750%, 4/15/2016	4,622,871
3,500,000	Buoni Poliennali Del Tes, Bond, 3.750%, 08/01/2015	4,730,561
3,400,000	Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	4,627,555
1,600,000	French Treasury Note, 2.000%, 9/25/2013	2,091,869
1,340,000	Germany, Government of, Series 2003, 4.250%, 1/04/2014	1,785,276
3,550,000	Spain, Government of, 3.000%, 04/30/2015	4,695,075
3,450,000	Spain, Government of, Unsecd. Note, 4.000%, 7/30/2015	4,649,242
	TOTAL EURO	48,179,381
	HONG KONG DOLLAR—0.1%
	Sovereign—0.1%
18,500,000	Hong Kong T-Bills, Series 364, 0.100%, 12/04/2013	2,381,316
	Japanese Yen—2.7%
	Sovereign—2.7%
430,000,000	Japan, Government of, Bond, Series 250, 0.500%, 6/20/2013	4,281,251
83,300,000	Japan, Government of, Series 89, 0.400%, 6/20/2015	833,622
257,000,000	Japan, Government of, Series 276, 1.600%, 12/20/2015	2,651,236
240,000,000	Japan, Government of, Series 303, 0.098%, 8/20/2013	2,388,707
490,000,000	Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	5,109,868
475,000,000	Japan, Government of, Sr. Unsecd. Note, Series 299, 1.300%, 3/20/2019	4,953,561
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Japanese Yen—continued
		Sovereign—continued
772,000,000		Japan, Government of, Sr. Unsecd. Note, Series 316, 0.100%, 5/15/2014	$7,676,579
440,000,000		Japan, Government of, Unsecd. Note, Series 295, 0.093%, 7/22/2013	4,379,593
250,000,000		Japan Treasury Disc Bill, Series 352, 0.035%, 3/20/2014	2,487,039
399,000,000		Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	4,045,746
335,000,000		Japan-309, Sr. Unsecd. Note, Series 309, 1.100%, 06/20/2020	3,443,492
		TOTAL JAPANESE YEN	42,250,694
		NORWEGIAN KRONE—0.2%
		Sovereign—0.2%
14,800,000		Norway, Government of, Bond, 5.000%, 05/15/2015	2,706,652
		SINGAPORE DOLLAR—0.1%
		Sovereign—0.1%
1,230,000		Singapore, Government of, 0.250%, 02/01/2015	971,500
		SWEDISH KRONA—0.3%
		Sovereign—0.3%
29,030,000		Sweden, Government of, Series 1050, 3.000%, 7/12/2016	4,644,686
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $130,096,824)	120,666,866
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Security—0.1%
$2,000,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045 (IDENTIFIED COST $2,008,306)	1,977,151
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Non-Agency Mortgage—0.0%
1,822	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.345%, 1/28/2027	1,678
		Commercial Mortgage—2.0%
2,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, 4.063%, 12/10/2044	2,135,800
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	1,606,326
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	1,103,158
1,000,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	1,046,298
2,250,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	2,270,407
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	$1,101,542
2,500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	2,630,491
3,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	4,189,990
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	2,677,090
4,000,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	4,386,840
2,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A B, 5.013%, 2/15/2046	2,235,099
2,100,000		Commercial Mortgage Trust 2013-LC6 AM, 3.282%, 1/10/2046	2,094,828
4,000,000		Commercial Mortgage Trust 2013-LC6 B, 3.739%, 1/10/2046	4,024,353
		TOTAL	31,502,222
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,622,186)	31,503,900
		COMMON STOCK—0.0%
		Automobiles—0.0%
785	[3]	Motors Liquidation Co. (IDENTIFIED COST $11,409)	24,727
		Preferred Stocks—0.0%
		Financial Institution - Brokerage—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	400
		Financial Institution - REITs—0.0%
9,900		Prologis, Inc. Series Q PF, REIT Perpetual Pfd. Stock, Series Q, $4.27 Annual Dividend	689,337
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $534,288)	689,737
		PURCHASED PUT Option—0.0%
1,737,002	[3]	AUD CALL/USD PUT, Strike Price $0.9602, Expiration Date 6/6/2013 (IDENTIFIED COST $14,243)	8,489
		MUTUAL FUNDS—89.1%[6]
12,056,311		Emerging Markets Fixed Income Core Fund	412,543,714
21,366,830		Federated Mortgage Core Portfolio	213,454,628
4,594,560	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09%	4,594,560
2,691,562		Federated Project and Trade Finance Core Fund	26,323,480
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares		Value in U.S. Dollars
	MUTUAL FUNDS—continued[6]
110,454,194	High Yield Bond Portfolio	$745,565,811
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,417,657,380)	1,402,482,193
	TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $1,588,895,549)[8]	1,566,481,685
	OTHER ASSETS AND LIABILITIES - NET—0.5%[9]	7,185,958
	TOTAL NET ASSETS—100%	$1,573,667,643
At May 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3]United States Treasury Notes 10-Year Short Futures	341	$44,063,594	September 2013	$393,524
At May 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/11/2013	900,000 AUD	$863,595	$ (2,685)
Contracts Sold:
6/11/2013	900,000 AUD	$870,147	$9,237
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$6,552
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $10,050,964, which represented 0.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2013, these liquid restricted securities amounted to $9,459,991, which represented 0.6% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $1,590,578,736.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$3,756,499	$696,689	$4,453,188
International Bonds	—	4,675,434	—	4,675,434
Foreign Governments/Agencies	—	120,666,866	—	120,666,866
Commercial Mortgage-Backed Security	—	1,977,151	—	1,977,151
Collateralized Mortgage Obligations	—	31,503,900[2]	—	31,503,900
Equity Securities:
Common Stocks
Domestic	24,727	—	—	24,727
Preferred Stocks
Domestic	689,337	—	400[3]	689,737
Purchased Put Option	—	8,489	—	8,489
Mutual Funds[1]	1,376,158,713	26,323,480	—	1,402,482,193
TOTAL SECURITIES	$1,376,872,777	$188,911,819	$697,089	$1,566,481,685
OTHER FINANCIAL INSTRUMENTS[4]	$393,524	$6,552	$—	$400,076
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $1,659 of a collateralized mortgage obligation security transferred from Level 3 to Level 2 because observable market data was obtained for this security. This transfer represents the value of the security at the beginning of the period.
3	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
4	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
EMTN	—Euro Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.47	$8.96	$9.10	$8.75	$6.72	$8.83
Income From Investment Operations:
Net investment income	0.20	0.47[1]	0.53[1]	0.56[1]	0.54[1]	0.51[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.19)	0.53	(0.12)	0.34	2.06	(2.06)
TOTAL FROM INVESTMENT OPERATIONS	0.01	1.00	0.41	0.90	2.60	(1.55)
Less Distributions:
Distributions from net investment income	(0.22)	(0.49)	(0.55)	(0.55)	(0.57)	(0.51)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.05)
TOTAL DISTRIBUTIONS	(0.22)	(0.49)	(0.55)	(0.55)	(0.57)	(0.56)
Net Asset Value, End of Period	$9.26	$9.47	$8.96	$9.10	$8.75	$6.72
Total Return[2]	0.10%	11.40%	4.52%	10.61%	40.31%	(18.63)%
Ratios to Average Net Assets:
Net expenses	1.26%[3]	1.26%	1.26%	1.26%	1.27%	1.28%
Net investment income	4.28%[3]	5.10%	5.77%	6.31%	6.92%	6.02%
Expense waiver/reimbursement[4]	0.05%[3]	0.06%	0.07%	0.08%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$779,152	$813,104	$668,477	$632,690	$582,883	$427,157
Portfolio turnover	8%	7%	34%	25%	27%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.46	$8.95	$9.10	$8.74	$6.71	$8.82
Income From Investment Operations:
Net investment income	0.15	0.40[1]	0.46[1]	0.49[1]	0.48[1]	0.44[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.17)	0.53	(0.13)	0.35	2.06	(2.06)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.93	0.33	0.84	2.54	(1.62)
Less Distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.48)	(0.48)	(0.51)	(0.44)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.05)
TOTAL DISTRIBUTIONS	(0.19)	(0.42)	(0.48)	(0.48)	(0.51)	(0.49)
Net Asset Value, End of Period	$9.25	$9.46	$8.95	$9.10	$8.74	$6.71
Total Return[2]	(0.27)%	10.58%	3.63%	9.91%	39.31%	(19.27)%
Ratios to Average Net Assets:
Net expenses	2.01%[3]	2.01%	2.01%	2.01%	2.02%	2.03%
Net investment income	3.53%[3]	4.36%	5.03%	5.55%	6.23%	5.23%
Expense waiver/reimbursement[4]	0.05%[3]	0.06%	0.07%	0.08%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$118,656	$126,636	$123,676	$161,508	$185,180	$172,037
Portfolio turnover	8%	7%	34%	25%	27%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.46	$8.95	$9.10	$8.74	$6.72	$8.83
Income From Investment Operations:
Net investment income	0.17	0.40[1]	0.46[1]	0.50[1]	0.48[1]	0.44[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.19)	0.53	(0.13)	0.34	2.05	(2.06)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.93	0.33	0.84	2.53	(1.62)
Less Distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.48)	(0.48)	(0.51)	(0.44)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.05)
TOTAL DISTRIBUTIONS	(0.19)	(0.42)	(0.48)	(0.48)	(0.51)	(0.49)
Net Asset Value, End of Period	$9.25	$9.46	$8.95	$9.10	$8.74	$6.72
Total Return[2]	(0.27)%	10.58%	3.63%	9.92%	39.12%	(19.23)%
Ratios to Average Net Assets:
Net expenses	2.01%[3]	2.01%	2.01%	2.01%	2.02%	2.02%
Net investment income	3.53%[3]	4.35%	5.02%	5.57%	6.15%	5.29%
Expense waiver/reimbursement[4]	0.06%[3]	0.06%	0.07%	0.08%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$313,893	$312,701	$244,083	$222,727	$178,659	$117,202
Portfolio turnover	8%	7%	34%	25%	27%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.42	$8.92	$9.06	$8.71	$6.69	$8.80
Income From Investment Operations:
Net investment income	0.20	0.47[1]	0.52[1]	0.56[1]	0.54[1]	0.50[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.19)	0.52	(0.11)	0.34	2.05	(2.05)
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.99	0.41	0.90	2.59	(1.55)
Less Distributions:
Distributions from net investment income	(0.22)	(0.49)	(0.55)	(0.55)	(0.57)	(0.51)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.05)
TOTAL DISTRIBUTIONS	(0.22)	(0.49)	(0.55)	(0.55)	(0.57)	(0.56)
Net Asset Value, End of Period	$9.21	$9.42	$8.92	$9.06	$8.71	$6.69
Total Return[2]	0.10%	11.34%	4.54%	10.66%	40.33%	(18.69)%
Ratios to Average Net Assets:
Net expenses	1.26%[3]	1.26%	1.26%	1.26%	1.27%	1.27%
Net investment income	4.27%[3]	5.09%	5.76%	6.32%	6.91%	6.04%
Expense waiver/reimbursement[4]	0.06%[3]	0.06%	0.07%	0.13%	0.15%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,370	$86,126	$59,578	$52,015	$41,233	$28,724
Portfolio turnover	8%	7%	34%	25%	27%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,				Period Ended 11/30/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.43	$8.93	$9.07	$8.72	$6.70	$8.72
Income From Investment Operations:
Net investment income	0.21	0.49[2]	0.54[2]	0.59[2]	0.54[2]	0.46[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.20)	0.52	(0.11)	0.33	2.07	(2.04)
TOTAL FROM INVESTMENT OPERATIONS	0.01	1.01	0.43	0.92	2.61	(1.58)
Less Distributions:
Distributions from net investment income	(0.23)	(0.51)	(0.57)	(0.57)	(0.59)	(0.44)
Net Asset Value, End of Period	$9.21	$9.43	$8.93	$9.07	$8.72	$6.70
Total Return[3]	0.12%	11.60%	4.80%	10.91%	40.61%	(18.87)%
Ratios to Average Net Assets:
Net expenses	1.01%[4]	1.01%	1.01%	1.01%	1.02%	1.02%[4]
Net investment income	4.53%[4]	5.33%	5.97%	6.63%	6.78%	6.78%[4]
Expense waiver/reimbursement[5]	0.05%[4]	0.06%	0.07%	0.08%	0.09%	0.08%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$267,597	$260,363	$146,274	$72,035	$12,839	$1,663
Portfolio turnover	8%	7%	34%	25%	27%	28%[6]
1	Reflects operations for the period from January 28, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2008.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $1,402,482,193 of investment in affiliated holdings (Note 5) (identified cost $1,588,895,549)		$1,566,481,685
Cash denominated in foreign currencies (identified cost $4,711,301)		4,695,420
Restricted cash (Note 2)		562,100
Income receivable		1,279,846
Income receivable from affiliated holdings		5,028,527
Receivable for investments sold		12,000,000
Receivable for shares sold		2,885,354
Unrealized appreciation on foreign exchange contracts		9,237
Receivable for daily variation margin		180,508
Other assets		1,714,000
TOTAL ASSETS		1,594,836,677
Liabilities:
Payable for investments purchased	$12,690,794
Payable for shares redeemed	7,760,570
Unrealized depreciation on foreign exchange contracts	2,685
Payable for Directors'/Trustees' fees (Note 5)	1,346
Payable for distribution services fee (Note 5)	280,735
Payable for shareholder services fee (Note 5)	269,948
Accrued expenses (Note 5)	162,956
TOTAL LIABILITIES		21,169,034
Net assets for 170,215,160 shares outstanding		$1,573,667,643
Net Assets Consist of:
Paid-in capital		$1,671,397,707
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(22,092,319)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(73,067,138)
Distributions in excess of net investment income		(2,570,607)
TOTAL NET ASSETS		$1,573,667,643
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($779,151,934 ÷ 84,157,082 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.26
Offering price per share (100/95.50 of $9.26)	$9.70
Redemption proceeds per share	$9.26
Class B Shares:
Net asset value per share ($118,656,359 ÷ 12,830,948 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.25
Offering price per share	$9.25
Redemption proceeds per share (94.50/100 of $9.25)	$8.74
Class C Shares:
Net asset value per share ($313,892,630 ÷ 33,935,464 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.25
Offering price per share	$9.25
Redemption proceeds per share (99.00/100 of $9.25)	$9.16
Class F Shares:
Net asset value per share ($94,370,074 ÷ 10,247,722 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.21
Offering price per share (100/99.00 of $9.21)	$9.30
Redemption proceeds per share (99.00/100 of $9.21)	$9.12
Institutional Shares:
Net asset value per share ($267,596,646 ÷ 29,043,944 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.21
Offering price per share	$9.21
Redemption proceeds per share	$9.21
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends (including $31,049,033 received from affiliated holdings (Note 5))		$31,070,169
Interest		1,255,363
Investment income allocated from affiliated partnership (Note 5)		12,297,254
TOTAL INCOME		44,622,786
Expenses:
Investment adviser fee (Note 5)	$6,842,355
Administrative fee (Note 5)	627,763
Custodian fees	48,783
Transfer and dividend disbursing agent fees and expenses	777,143
Directors'/Trustees' fees (Note 5)	5,362
Auditing fees	14,158
Legal fees	3,268
Portfolio accounting fees	101,067
Distribution services fee (Note 5)	1,657,582
Shareholder services fee (Note 5)	1,669,245
Account administration fee (Note 2)	2,914
Share registration costs	67,291
Printing and postage	53,490
Insurance premiums (Note 5)	3,466
Taxes	61,298
Miscellaneous (Note 5)	4,371
TOTAL EXPENSES	11,939,556
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(440,042)
Waiver of distribution services fee	(600)
Reimbursement of shareholder services fee	(400)
TOTAL WAIVERS AND REIMBURSEMENTS		(441,042)
Net expenses			$11,498,514
Net investment income			33,124,272
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $6,309,869 on sales of investments in affiliated holdings (Note 5))			(2,985,058)
Net realized loss on futures contracts			(1,855,864)
Net realized loss on swap contracts			(1,922,190)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			468,519
Realized gain distribution from affiliated investment company shares (Note 5)			3,392,308
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(30,217,538)
Net change in unrealized appreciation of futures contracts			116,254
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(33,003,569)
Change in net assets resulting from operations			$120,703
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,124,272	$70,535,255
Net realized loss on investments including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	(2,902,285)	(861,181)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(30,101,284)	78,826,332
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	120,703	148,500,406
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,030,307)	(38,962,571)
Class B Shares	(2,447,903)	(5,612,151)
Class C Shares	(6,300,411)	(12,632,733)
Class F Shares	(2,145,767)	(3,750,989)
Institutional Shares	(6,653,339)	(11,486,171)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,577,727)	(72,444,615)
Share Transactions:
Proceeds from sale of shares	225,579,014	512,530,752
Net asset value of shares issued to shareholders in payment of distributions declared	32,259,670	63,271,916
Cost of shares redeemed	(246,643,336)	(295,017,624)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,195,348	280,785,044
Change in net assets	(25,261,676)	356,840,835
Net Assets:
Beginning of period	1,598,929,319	1,242,088,484
End of period (including undistributed (distributions in excess of) net investment income of $(2,570,607) and $882,848, respectively)	$1,573,667,643	$1,598,929,319
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and repurchase agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Semi-Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended May 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$1,164
Class C Shares	1,750
TOTAL	$2,914
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At May 31, 2013, the Fund had no outstanding swap contracts.
Semi-Annual Shareholder Report

The average notional amount of swap contracts held by the Fund throughout the period was $17,142,857. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $23,803,650 and $30,190,313, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $415 and $1,320, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	2/4/1998	$13,489	$1,678
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$589,295
Option Contracts
The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.
Semi-Annual Shareholder Report

Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2013, the Fund had no outstanding written option contracts.
The average market value of purchased put option contracts held by the Fund throughout the period was $1,213. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$393,524*	—	$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$9,237	Unrealized depreciation on foreign exchange contracts	$2,685
Foreign exchange contracts	Total investments in securities	$8,489	—	$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$411,250		$2,685
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(1,855,864)	$—	$(1,855,864)
Foreign exchange contracts	—	—	569	569
Credit Contracts	(1,922,190)	—	—	(1,922,190)
TOTAL	$(1,922,190)	$(1,855,864)	$569	$(3,777,485)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Interest rate contracts	$116,254	$—	$—	$116,254
Foreign exchange contracts	—	6,552	(5,754)	$798
TOTAL	$116,254	$6,552	$(5,754)	$117,052
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,502,081	$108,608,138	24,492,263	$227,430,763
Shares issued to shareholders in payment of distributions declared	1,881,503	17,734,834	3,889,824	35,961,855
Shares redeemed	(15,100,932)	(142,273,261)	(17,118,318)	(158,788,188)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,717,348)	$(15,930,289)	11,263,769	$104,604,430
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,072,523	$10,110,967	3,264,411	$30,275,929
Shares issued to shareholders in payment of distributions declared	235,029	2,213,832	536,906	4,956,930
Shares redeemed	(1,864,927)	(17,578,521)	(4,226,046)	(39,135,223)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(557,375)	$(5,253,722)	(424,729)	$(3,902,364)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,086,817	$38,577,389	9,621,758	$89,215,533
Shares issued to shareholders in payment of distributions declared	592,583	5,582,988	1,189,443	10,991,193
Shares redeemed	(3,796,259)	(35,766,074)	(5,016,817)	(46,573,737)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	883,141	$8,394,303	5,794,384	$53,632,989
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,486,332	$13,948,248	2,949,043	$27,315,209
Shares issued to shareholders in payment of distributions declared	219,269	2,055,494	383,801	3,535,438
Shares redeemed	(598,615)	(5,616,129)	(871,444)	(8,037,741)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,106,986	$10,387,613	2,461,400	$22,812,906
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,777,850	$54,334,272	14,961,857	$138,293,318
Shares issued to shareholders in payment of distributions declared	498,195	4,672,522	847,927	7,826,500
Shares redeemed	(4,836,291)	(45,409,351)	(4,588,614)	(42,482,735)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,439,754	$13,597,442	11,221,170	$103,637,083
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,155,158	$11,195,348	30,315,994	$280,785,044
4. FEDERAL TAX INFORMATION
At May 31, 2013, the cost of investments for federal tax purposes was $1,590,578,736. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities, (b) outstanding foreign currency commitments and (c) futures contracts was $24,097,051. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $164,872,785 and net unrealized depreciation from investments for those securities having an excess of cost over value of $188,969,836.
At November 30, 2012, the Fund had a capital loss carryforward of $46,167,056 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,061,843	—	$1,061,843
2016	$17,683,941	NA	$17,683,941
2017	$27,421,272	NA	$27,421,272
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $435,997 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$462,625	$—
Class C Shares	1,194,957	(600)
TOTAL	$1,657,582	$(600)
For the six months ended May 31, 2013, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC retained $450,994 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $110,437 in sales charges from the sale of Class A Shares. FSC also retained $165 of CDSC relating to redemptions of Class A Shares, $78,306 relating to redemptions of Class B Shares, $25,374 relating to redemptions of Class C Shares and $20,391 relating to redemptions of Class F Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$1,004,557	$—
Class B Shares	154,208	—
Class C Shares	396,569	—
Class F Shares	113,911	(400)
TOTAL	$1,669,245	$(400)
For the six months ended May 31, 2013, FSSC received $63,982 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 2.01%, 1.26% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $4,045. Transactions involving affiliated holdings during the six months ended May 31, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	13,325,045	22,827,415	21,231,334	2,519,355	101,811,433	161,714,582
Purchases/Additions	—	4,412,261	140,713,039	172,207	8,642,761	153,940,268
Sales/Reductions	(1,268,734)	(5,872,846)	(157,349,813)	—	—	(164,491,393)
Balance of Shares Held 5/31/2013	12,056,311	21,366,830	4,594,560	2,691,562	110,454,194	151,163,457
Value	$412,543,714	$213,454,628	$4,594,560	$26,323,480	$745,565,811	$1,402,482,193
Dividend Income/Allocated Investment Income	$12,297,254	$3,147,371	$4,657	$614,676	$27,282,329	$43,346,287
Capital Gain Distributions/ Allocated Net Realized Gain	$468,519	$—	$—	$69,577	$3,322,731	$3,860,827
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (“HYCORE”), a portfolio of Core Trust, is to seek high current income. Federated receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. A copy of the HYCORE financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
Additionally, as reflected above in Note 2 under Investment Income, Gains and Losses, Expenses and Distributions, the Fund invests in EMCORE, a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is managed by Federated Investment Counseling, an affiliate of the Adviser. Core Trust II is a limited partnership registered under the Act, available only to registered investment companies and other institutional investors. The primary investment objective of EMCORE is to achieve a total return on its assets. Its secondary investment objective is to achieve a high level of income. It pursues these objectives by investing primarily
Semi-Annual Shareholder Report

in a portfolio of emerging market fixed-income securities. Federated Investors, Inc. receives no advisory or administrative fees from Core Trust II. The performance of the Fund is directly affected by the performance of Core Trust II. A copy of Core Trust II's financial statements is available on the Edgar Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$179,726,564
Sales	$135,528,994
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.00	$6.29
Class B Shares	$1,000	$997.30	$10.01
Class C Shares	$1,000	$997.30	$10.01
Class F Shares	$1,000	$1,001.00	$6.29
Institutional Shares	$1,000	$1,001.20	$5.04
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.34
Class B Shares	$1,000	$1,014.91	$10.10
Class C Shares	$1,000	$1,014.91	$10.10
Class F Shares	$1,000	$1,018.65	$6.34
Institutional Shares	$1,000	$1,019.90	$5.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.26%
Class B Shares	2.01%
Class C Shares	2.01%
Class F Shares	1.26%
Institutional Shares	1.01%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P601
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
G00324-01 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013